Note 5 - Tribute Arrangement and Mining Agreement and Bilboes Gold Limited Acquisition - Consideration Paid (Details) (Parentheticals) - Assets of Bilboes Gold Limited [member] - $ / shares	Jan. 06, 2023	Apr. 11, 2023	Mar. 30, 2023
Statement Line Items [Line Items]
Initial consideration shares issued (in shares)	4,425,797
Initial consideration shares issued, price per share (in dollars per share)	$ 12.82
Escrow shares issued (in shares)	441,095		441,095
Deferred consideration shares issued (in shares)	256,152	256,152